Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Accounting Policies [Abstract]
Cash equivalents	$ 0		$ 0
Inventory write-downs expired	1,902,279
Allowance for doubtful collections	0		0
Impairment of goodwill	0		0
Research and development expense	$ 271,719	$ 98,091
Operating loss carry forwards			8,658,484
Operating loss carry forwards valuation allowance			$ 8,658,484